Acquisition of Prismic Pharmaceutical	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Acquisition of Prismic Pharmaceutical

5. Acquisition of Prismic Pharmaceutical

On June 28, 2019, the Company closed the acquisition of Prismic by acquiring all of the issued and outstanding Prismic Shares from the holders thereof. Prismic is a U.S.-based specialty research and development pharmaceutical company that is developing non-addictive prescription drugs for the treatment of pain and inflammation. Prismic's goal is to address the opioid crisis based on formulations utilizing micro-PEA's complimentary effect on certain drugs used to impact the body's endocannabinoid system.

It was determined that the acquisition of Prismic did not qualify as a business combination in accordance with IFRS 3 Business Combinations ["IFRS 3"] and therefore it was accounted for as an asset acquisition. The individual identifiable assets acquired and liabilities assumed were identified and the purchase consideration was allocated based on the relative fair values of the acquired assets and assumed liabilities.

The total consideration for the purchase of Prismic was $20,887,209. The purchase consideration consisted of $16,431,818 of Class B subordinate voting shares, $2,567,305 of share options and $1,888,086 of warrants. The fair value of the Class B subordinate voting shares was determined based on a total of 510,940 shares issued and a fair value of $32.16 per share, which reflects the share price on the date of acquisition. The fair value of the 89,898 share options and 67,598 warrants issued as part of the consideration were determined using a black-scholes options pricing model with the following assumptions:

	Share Options	Warrants
Grant date share price	$32.16	$32.16
Exercise Price	$2.61 - $17.89	$2.61 - $26.73
Expected dividend yield	—	—
Risk free interest rate	1.39% - 1.66%	1.41% - 1.52%
Expected life (years)	0.98—16.21	1.39—6.55
Annualized volatility	100%	100%

The allocation of the total purchase consideration to the identifiable assets acquired and liabilities assumed as at the date of acquisition was as follows:

Fair value
recongized on
acquisition
$
Cash	2,329
Prepaids	26,174
Intellectual Property	24,648,915
Trade and other payables	(1,867,250)
Short-term notes	(195,475)
Notes payable	(1,727,484)
20,887,209